Significant restructuring transaction, mergers and acquisitions and investments- Youku (Details) $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2017 shares	Apr. 30, 2016 USD ($) $ / shares	Apr. 30, 2016 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Apr. 30, 2016 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill							¥ 162,149	¥ 125,420	$ 39,477	¥ 264,935
Total purchase price is comprised of:
- cash consideration						¥ 48,206	17,300	41,836
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods						20 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods						16 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods						5 years
Youku
Acquisition
Equity interest held in subsidiary (as a percentage)									100.00%	100.00%	98.00%
Minority interest (as a percent)											2.00%
Youku
The allocation of the purchase price at the date of acquisition
Net assets acquired											¥ 5,923
Goodwill											26,395
Deferred tax assets											73
Deferred tax liabilities											(1,167)
Noncontrolling interests											(773)
Total											35,100
Total purchase price is comprised of:
- cash consideration				$ 4,443	¥ 28,724
- fair value of previously held equity interests					6,376
Total					¥ 35,100
Cash and cash equivalents and short-term interest-bearing deposits											5,857
Weighted average amortization period				17 years 4 months 24 days	17 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition								¥ 518
Maximum percentage available to be purchased by the former management and shareholders			15.00%
Restricted share units issued to settle options and contain vesting conditions pursuant to a non compete agreement (in shares) | shares			3.4
Issuance cost							¥ 994
Capital injections	$ 132	¥ 870
Youku | Maximum
Total purchase price is comprised of:
Estimated amortization periods				20 years	20 years
Youku | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											4,047
Youku | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											284
Youku | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											143
Youku | Others
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											175
Youku | Licensed copyrights of video content
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets											¥ 703
Youku | Before the Share Subdivision
Total purchase price is comprised of:
Issuance of ordinary shares to settle options (in shares) | shares			1.3
Youku | ADS
Acquisition
Purchase price (in USD per share) | $ / shares				$ 27.60